Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 08, 2024 $ / shares shares	Mar. 18, 2022 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2024 shares	Jan. 25, 2024 shares	Jan. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted			178,170	0
Units vested			426,104	247,933
Value of unvested units accrued distribution | $			$ 200
Share-Based Payment Arrangement, Noncash Expense | $			$ 6,918	$ 3,786	$ 3,790
Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units issued and authorized							1,100,000	1,045,000
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units issued and authorized						3,300,000		750,000
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted	96,104	743,800
Grant-date fair value | $ / shares	$ 17.45	$ 15.18
Number in annual installments for awards vested		3
Units vested			247,934	247,933	247,933
Amended And Restated Compensation Plan ("the Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted			82,066		1,969
Grant-date fair value | $ / shares			$ 18.36		$ 13.65
Units vested			82,066		1,969